Loan Servicing - Residential Mortgage Banking Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Servicing fees recognized from mortgage loans serviced for others	$ 5,498	$ 5,660	$ 6,668
Residential mortgage
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
UPB of residential mortgage loan servicing portfolio	269,068	274,028	246,727
UPB of residential mortgage loans serviced for others, primarily agency conforming fixed rate	213,399	217,046	196,011
Mortgage loans sold with recourse	173	200	244
Maximum recourse exposure from mortgage loans sold with recourse liability	109	127	155
Indemnification, recourse and repurchase reserves	52	56	74
UPB of residential mortgage loans sold from LHFS	13,669	26,643	40,949
Pre-tax gains recognized on mortgage loans sold and held for sale	$ 60	$ 69	$ 446
Approximate weighted average servicing fee on the outstanding balance of residential mortgage loans serviced for others	0.27%	0.31%	0.31%
Weighted average interest rate on mortgage loans serviced for others	3.56%	3.48%	3.44%
Bank Servicing | Residential mortgage
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Servicing fees recognized from mortgage loans serviced for others	$ 617	$ 630	$ 592